Retrospective restatement of the 2016 and 2017 financial statements (Schedule of Consolidated Balance Sheet) (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Related parties receivables	$ 15,731	$ 201,464
Loans to related parties	265,875
Total current assets	26,100,965	22,866,256
Non-current related parties receivables	648,281	648,281	$ 648,239
Non-current loans to related parties	1,686,115	3,032,599
Total assets	48,853,823	45,976,531	41,879,728
Current liabilities:
Related parties payable	334,591	251,676	218,849	$ 7,867
Loans from related parties		980,807	1,010,159	1,012,667
Income tax	369,875	53,930
Total current liabilities	8,992,168	7,480,069
Total liabilities	13,344,820	11,658,995	8,648,055
Stockholders' equity:
Retained earnings	21,622,790	20,969,443
Total controlling interest	35,832,372	34,426,108
Total stockholders' equity	35,509,003	34,317,536	33,231,673	$ 25,121,381
Total liabilities and stockholders' equity	$ 48,853,823	45,976,531
Previously presented [Member]
Current assets:
Related parties receivables		506,235	506,235
Loans to related parties		2,443,294	2,443,294
Total current assets		23,007,128	23,007,128
Total assets		41,639,372	41,639,372
Current liabilities:
Related parties payable		7,867	7,867
Loans from related parties		1,012,667	1,012,667
Income tax		44,324	44,324
Total current liabilities		5,518,990	5,518,990
Total liabilities		8,429,228	8,429,228
Stockholders' equity:
Retained earnings		19,053,138	19,053,138
Total controlling interest		33,315,330	33,315,330
Total stockholders' equity		33,210,144	33,210,144
Total liabilities and stockholders' equity		41,639,372	41,639,372
Modified [Member]
Current assets:
Related parties receivables		201,464	177,101
Loans to related parties
Total current assets		22,866,256	20,234,700
Non-current related parties receivables		648,281	648,239
Non-current loans to related parties		3,032,599	2,364,545
Total assets		45,976,531	41,879,728
Current liabilities:
Related parties payable		251,676	218,849
Loans from related parties		980,807	1,010,159
Income tax		53,930	54,677
Total current liabilities		7,480,069	5,737,817
Total liabilities		11,658,995	8,648,055
Stockholders' equity:
Retained earnings		20,969,443	19,074,667
Total controlling interest		34,426,108	33,336,859
Total stockholders' equity		34,317,536	33,231,673
Total liabilities and stockholders' equity		$ 45,976,531	$ 41,879,728